CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY $ in Thousands		CAD ($) shares	Edibles and Infusions Corporation CAD ($) shares		Laurentian CAD ($) shares		Restricted share units CAD ($) shares		PSUs CAD ($)	PSUs shares [1]	PSUs Share	SHARE CAPITAL CAD ($)	SHARE CAPITAL Edibles and Infusions Corporation CAD ($)	SHARE CAPITAL Laurentian CAD ($)	SHARE CAPITAL Restricted share units CAD ($)	SHARE CAPITAL PSUs CAD ($)	EQUITY RESERVES CAD ($)	EQUITY RESERVES Restricted share units CAD ($)	EQUITY RESERVES PSUs CAD ($)	ACCUMULATED OTHER COMPREHENSIVE LOSS CAD ($)	ACCUMULATED DEFICIT CAD ($)
Number of shares outstanding at beginning of period (in shares) at Aug. 31, 2021 | shares	[1]	74,696,506
Equity at beginning of period at Aug. 31, 2021		$ 479,805										$ 730,803					$ 24,724			$ (78)	$ (275,644)
Shares issued related to business combination, net of issue costs (in shares) | shares		259,798	259,798	[1]	2,724,111	[1]
Shares issued related to business combination, net of issue costs			$ 3,488		$ 27,513								$ 3,488	$ 27,513
Share-based compensation (Note 15 (iv))		$ 5,127															5,127
Exercise of stock options (in shares) | shares	[1]	25,200
Exercise of stock options (Note 15 (iii))		$ 74										127					(53)
Exercised of restricted share units or performance share units (in shares)							64,751	[1]		18,584	18,584
Exercise of restricted share units or performance share units							$ 0		$ 0						$ 1,239	$ 221		$ (1,239)	$ (221)
Exercise of top-up rights, net of issue costs (in shares) | shares	[1]	664,929
Exercise of top-up rights, net of issue costs of $18 (Note 15 (iii))		$ 6,334										6,334
Net loss		$ (14,283)																			(14,283)
Number of shares outstanding at end of period (in shares) at Aug. 31, 2022 | shares	[1]	78,453,879
Equity at end of period at Aug. 31, 2022		$ 508,058										769,725					28,338			(78)	(289,927)
Shares issued related to business combination, net of issue costs (in shares) | shares		2,621,370	2,621,370	[1]
Shares issued related to business combination, net of issue costs			$ 6,481										$ 6,481
Share-based compensation (Note 15 (iv))		$ 5,727															5,727
Exercise of stock options (in shares) | shares	[1]	26,300
Exercise of stock options (Note 15 (iii))		$ 39										69					(30)
Exercised of restricted share units or performance share units (in shares)							59,138	[1]		948	948
Exercise of restricted share units or performance share units							$ 0		$ 0						$ 621	$ 10		$ (621)	$ (10)
Exercise of top-up rights, net of issue costs (in shares) | shares		0
Number of fractional shares after share consolidation (in shares) | shares	[1]	(5)
Rounding of fractional shares after share consolidation		$ 0
Net loss		(248,601)																			(248,601)
Other Comprehensive loss		$ (81)																		(81)
Number of shares outstanding at end of period (in shares) at Sep. 30, 2023 | shares	[1]	81,161,630
Equity at end of period at Sep. 30, 2023		$ 271,623										$ 776,906					$ 33,404			$ (159)	$ (538,528)

[1]	[1] The Company implemented a consolidation of its common shares in July 2023 and the number of common shares have been retrospectively adjusted. Refer to Note 1 for further information.